Restricted Cash and other instruments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Restricted Cash and other instruments

3. Restricted Cash and other instruments

Restricted cash and other instruments as of December 31, 2025, and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Retention accounts	$15,624	$20,724
Restricted bank deposits/Drydock reserves	1,402	2,009
Cash collateral (*)	33,494	32,850
Total Current Restricted Cash	$50,520	$55,583

Cash collateral and other instruments (*)	$113,588	$47,755
Guarantee deposits	12	11
Restricted bank deposits/Drydock reserves	—	2,900
Total Non - Current Restricted Cash and other instruments	113,600	50,666
Total Current and Non - Current Restricted Cash and other instruments	$164,120	$106,249

(*)	Cash received in advance from charterers is held as cash collateral and other instruments with maturities exceeding three months see Note 2(e). For the years ended December 31, 2025, and 2024, instruments with maturities over three months were $98,656 and $nil, respectively.